Document And Entity Information	Aug. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2024
Entity Registrant Name	Peak Bio, Inc.
Entity Central Index Key	0001834645
Entity Emerging Growth Company	true
Entity File Number	001-39951
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	4900 Hopyard Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	463-4800
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NONE